UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-04873
The GAMCO Growth Fund
(Exact name of registrant as specified in charter)
One Corporate Center
Rye, New York 10580-1422
(Address of principal executive offices) (Zip code)
Bruce N. Alpert
Gabelli Funds, LLC
One Corporate Center
Rye, New York 10580-1422
(Name and address of agent for service)
registrant’s telephone number, including area code: 1-800-422-3554
Date of fiscal year end: December 31
Date of reporting period: June 30, 2009
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.
The Report to Shareholders is attached herewith.
The GAMCO Growth Fund
Semi-Annual Report
June 30, 2009
To Our Shareholders,
     During the second quarter of 2009, the net asset value (“NAV”) per Class AAA Share of The GAMCO Growth Fund (the “Fund”) rose 20.4%, while the Russell 1000 Growth Index was up 16.3% and the Standard & Poor’s (“S&P”) 500 Index increased 15.9%. For the six month period ended June 30, 2009, the Fund surged 19.2% versus increases of 11.5% and 3.2% for the Russell 1000 Growth Index and the S&P 500 Index, respectively.
     Enclosed are the financial statements and the investment portfolio as of June 30, 2009.
Comparative Results

	Average Annual Returns through June 30, 2009 (a)																Since
			Year to														Inception
	Quarter		Date		1 Year		3 Year		5 Year		10 Year		15 Year		20 Year		(4/10/87)
GAMCO Growth Fund Class AAA	20.39%		19.22%		(28.97)%		(6.65)%		(1.31)%		(3.63)%		6.32%		7.10%		8.78%
S&P 500 Index	15.92		3.19		(26.20)		(8.22)		(2.24)		(2.22)		6.92		6.93		7.82
Russell 1000 Growth Index	16.32		11.53		(24.50)		(5.45)		(1.83)		(4.18)		5.98		7.14		7.02
Class A	20.38		19.21		(28.98)		(6.65)		(1.30)		(3.63)		6.32		7.11		8.78
	13.46	(b)	12.36	(b)	(33.06	)(b)	(8.48	)(b)	(2.46	)(b)	(4.20	)(b)	5.90	(b)	6.79	(b)	8.49 (b)
Class B	20.19		18.79		(29.49)		(7.35)		(2.05)		(4.03)		6.03		6.88		8.58
	15.19	(c)	13.79	(c)	(33.02	)(c)	(8.29	)(c)	(2.44	)(c)	(4.03)		6.03		6.88		8.58
Class C	20.14		18.74		(29.52)		(7.36)		(2.05)		(4.03)		6.02		6.88		8.58
	19.14	(d)	17.74	(d)	(30.23	)(d)	(7.36)		(2.05)		(4.03)		6.02		6.88		8.58
Class I	20.49		19.39		(28.79)		(6.55)		(1.24)		(3.60)		6.34		7.12		8.80
In the current prospectus, the expense ratios for Class AAA, A, B, C, and I Shares are 1.40%, 1.40%, 2.15%, 2.15%, and 1.15%, respectively. Class AAA and Class I Shares do not have a sales charge. The maximum sales charge for Class A, B, and C Shares is 5.75%, 5.00%, and 1.00%, respectively.

(a)	Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price and reinvestment of distributions and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Performance returns for periods of less than one year are not annualized. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectus contains more information about this and other matters and should be read carefully before investing.

The Class AAA Shares NAVs per share are used to calculate performance for the periods prior to the issuance of Class A Shares, Class B Shares, and Class C Shares on December 31, 2003 and Class I Shares on January 11, 2008. The actual performance of the Class B Shares and Class C Shares would have been lower due to the additional expenses associated with these classes of shares. The actual performance of the Class I Shares would have been higher due to lower expenses related to this class of shares. The S&P 500 Index and the Russell 1000 Growth Index are unmanaged indicators of stock market performance. Dividends are considered reinvested. You cannot invest directly in an index.

(b)	Includes the effect of the maximum 5.75% sales charge at the beginning of the period.

(c)	Performance results include the deferred sales charges for the Class B Shares upon redemption at the end of the quarter, year to date, one year, three year, and five year periods of 5%, 5%, 5%, 3%, and 2%, respectively, of the Fund’s NAV per share at the time of purchase or sale, whichever is lower. Class B Shares are not available for new purchases.

(d)	Performance results include the deferred sales charges for the Class C Shares upon redemption at the end of the quarter, year to date, and one year periods of 1% of the Fund’s NAV per share at the time of purchase or sale, whichever is lower.
We have separated the portfolio manager’s commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager’s commentary is unrestricted. The financial statements and investment portfolio are mailed separately from the commentary. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com/funds.

The GAMCO Growth Fund
Disclosure of Fund Expenses (Unaudited)

For the Six Month Period from January 1, 2009 through June 30, 2009	Expense Table

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of a fund. When a fund’s expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The Expense Table below illustrates your Fund’s costs in two ways:
Actual Fund Return: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The “Ending Account Value” shown is derived from the Fund’s actual return during the past six months, and the “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period” to estimate the expenses you paid during this period.
Hypothetical 5% Return: This section provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case — because the hypothetical return used is not the Fund’s actual return — the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning	Ending	Annualized	Expenses
	Account Value	Account Value	Expense	Paid During
	01/01/09	06/30/09	Ratio	Period*

The GAMCO Growth Fund

Actual Fund Return
Class AAA	$1,000.00	$1,192.20	1.57%	$8.53
Class A	$1,000.00	$1,192.10	1.57%	$8.53
Class B	$1,000.00	$1,187.90	2.32%	$12.59
Class C	$1,000.00	$1,187.40	2.32%	$12.58
Class I	$1,000.00	$1,193.90	1.32%	$7.18

Hypothetical 5% Return
Class AAA	$1,000.00	$1,017.01	1.57%	$7.85
Class A	$1,000.00	$1,017.01	1.57%	$7.85
Class B	$1,000.00	$1,013.29	2.32%	$11.58
Class C	$1,000.00	$1,013.29	2.32%	$11.58
Class I	$1,000.00	$1,018.25	1.32%	$6.61

*	Expenses are equal to the Fund’s annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

Summary of Portfolio Holdings (Unaudited)
The following table presents portfolio holdings as a percent of net assets as of June 30, 2009:
The GAMCO Growth Fund

Technology	25.3%
Energy	18.8%
Financial Services	16.1%
Materials and Processing	11.6%
Producer Durables	8.2%
Health Care	8.0%
Consumer Discretionary	6.0%
Consumer Staples	3.0%
Utilities	2.2%
Auto and Transportation	0.6%
U.S. Treasury Bills	0.1%
Other Assets and Liabilities (Net)	0.1%
100.0%
The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q, the last of which was filed for the quarter ended March 31, 2009. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554).The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Proxy Voting
The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30th, no later than August 31st of each year. A description of the Fund’s proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

The GAMCO Growth Fund
Schedule of Investments — June 30, 2009 (Unaudited)

			Market
Shares		Cost	Value

	COMMON STOCKS — 99.8%
	TECHNOLOGY — 25.3%
	Electronics — 3.8%
280,000	Corning Inc.	$7,074,466	$4,496,800
150,000	FLIR Systems Inc.†	5,234,876	3,384,000
510,000	Intel Corp.	12,548,597	8,440,500
170,000	Trimble Navigation Ltd.†	6,507,841	3,337,100

		31,365,780	19,658,400

	Information Technology — 16.0%
110,000	Adobe Systems Inc.†	4,111,453	3,113,000
123,000	Apple Inc.†	18,405,528	17,518,890
50,900	Google Inc., Cl. A†	18,948,040	21,458,931
169,000	International Business Machines Corp.	20,447,090	17,646,980
945,000	Microsoft Corp.	24,381,680	22,462,650

		86,293,791	82,200,451

	Telecommunication — 5.5%
461,000	Cisco Systems Inc.†	13,232,863	8,593,040
120,000	Harris Corp.	7,130,596	3,403,200
205,000	QUALCOMM Inc.	7,368,883	9,266,000
100,000	Research In Motion Ltd.†	8,333,392	7,105,000

		36,065,734	28,367,240

	TOTAL TECHNOLOGY	153,725,305	130,226,091

	ENERGY — 18.8%
92,000	Apache Corp.	9,486,239	6,637,800
180,000	Chesapeake Energy Corp.	7,815,668	3,569,400
125,000	Devon Energy Corp.	12,060,423	6,812,500
64,000	First Solar Inc.†	12,112,747	10,375,680
70,000	FMC Technologies Inc.†	4,332,871	2,630,600
160,000	Hess Corp.	12,903,630	8,600,000
85,000	Murphy Oil Corp.	6,480,754	4,617,200
130,000	National Oilwell Varco Inc.†	7,181,824	4,245,800
72,000	Noble Corp.	3,523,757	2,178,000
83,000	Occidental Petroleum Corp.	5,838,939	5,462,230
55,000	Oceaneering International Inc.†	3,804,215	2,486,000
195,000	Petroleo Brasileiro SA, ADR	10,110,302	7,991,100
53,000	Schlumberger Ltd.	3,277,245	2,867,830
305,000	SunPower Corp., Cl. A†	18,091,131	8,125,200
85,556	Transocean Ltd.†	10,881,887	6,355,955
115,000	Vestas Wind Systems A/S†	9,141,022	8,242,990
120,000	Weatherford International Ltd.†	3,834,541	2,347,200
81,250	XTO Energy Inc.	4,042,639	3,098,875

	TOTAL ENERGY	144,919,834	96,644,360

			Market
Shares		Cost	Value

	FINANCIAL SERVICES — 16.1%
17,500	BlackRock Inc.	$2,034,662	$3,069,850
220,000	Janus Capital Group Inc.	4,818,443	2,508,000
81,000	MasterCard Inc., Cl. A	16,408,971	13,552,110
150,000	Northern Trust Corp.	7,826,534	8,052,000
295,000	State Street Corp.	10,564,284	13,924,000
50,000	T. Rowe Price Group Inc.	2,409,375	2,083,500
565,000	The Bank of New York Mellon Corp.	16,249,314	16,560,150
605,000	The Charles Schwab Corp.	11,865,867	10,611,700
40,000	The Goldman Sachs Group Inc.	2,869,450	5,897,600
105,000	Visa Inc., Cl. A	6,788,104	6,537,300

	TOTAL FINANCIAL SERVICES	81,835,004	82,796,210

	MATERIALS AND PROCESSING — 11.6%
231,000	Agnico-Eagle Mines Ltd.	13,268,214	12,122,880
30,000	BHP Billiton Ltd., ADR	1,138,860	1,641,900
40,000	Fluor Corp.	3,107,443	2,051,600
120,000	Freeport-McMoRan Copper & Gold Inc.	4,714,127	6,013,200
100,000	McDermott International Inc.†	5,104,517	2,031,000
135,000	Monsanto Co.	14,854,718	10,035,900
90,000	Newmont Mining Corp.	4,284,161	3,678,300
35,000	Potash Corp. of Saskatchewan Inc.	2,340,117	3,256,750
37,000	Rio Tinto plc, ADR	3,507,210	6,063,190
160,000	Syngenta AG, ADR	10,010,703	7,443,200
74,000	The Mosaic Co.	2,307,603	3,278,200
65,000	United States Steel Corp.	2,092,650	2,323,100

	TOTAL MATERIALS AND PROCESSING	66,730,323	59,939,220

	PRODUCER DURABLES — 8.2%
170,000	ABB Ltd., ADR	4,602,696	2,682,600
80,000	Cummins Inc.	2,097,526	2,816,800
65,000	Deere & Co.	2,667,913	2,596,750
130,000	Emerson Electric Co.	5,754,583	4,212,000
55,000	Flowserve Corp.	3,658,868	3,839,550
190,000	ITT Corp.	8,833,142	8,455,000
70,000	Joy Global Inc.	1,642,801	2,500,400
30,000	L-3 Communications Holdings Inc.	2,216,401	2,081,400
30,000	Lockheed Martin Corp.	2,303,175	2,419,500
135,000	Rockwell Collins Inc.	8,364,405	5,633,550
95,000	United Technologies Corp.	5,568,014	4,936,200

	TOTAL PRODUCER DURABLES	47,709,524	42,173,750

See accompanying notes to financial statements.

The GAMCO Growth Fund
Schedule of Investments (Continued) — June 30, 2009 (Unaudited)

			Market
Shares		Cost	Value

	COMMON STOCKS (Continued)
	HEALTH CARE — 8.0%
170,000	Abbott Laboratories	$8,599,136	$7,996,800
34,000	Alcon Inc.	4,261,408	3,948,080
104,000	Baxter International Inc.	5,176,308	5,507,840
38,000	Becton, Dickinson and Co.	2,618,580	2,709,780
60,000	Celgene Corp.†	3,396,793	2,870,400
140,000	Gilead Sciences Inc.†	6,630,498	6,557,600
80,000	St. Jude Medical Inc.†	3,506,273	3,288,000
65,000	Stryker Corp.	4,338,486	2,583,100
65,000	Teva Pharmaceutical Industries Ltd., ADR	3,149,623	3,207,100
75,000	Varian Medical Systems Inc.†	3,170,446	2,635,500

	TOTAL HEALTH CARE	44,847,551	41,304,200

	CONSUMER DISCRETIONARY — 6.0%
50,000	Amazon.com Inc.†	3,453,962	4,183,000
80,000	Coach Inc.	2,217,301	2,150,400
95,000	Costco Wholesale Corp.	5,246,539	4,341,500
150,000	NIKE Inc., Cl. B	7,731,260	7,767,000
50,000	Polo Ralph Lauren Corp.	2,260,870	2,677,000
157,400	Tiffany & Co.	4,461,275	3,991,664
255,000	Under Armour Inc., Cl. A† .	7,461,742	5,706,900

	TOTAL CONSUMER DISCRETIONARY	32,832,949	30,817,464

	CONSUMER STAPLES — 3.0%
74,122	Danone	4,434,077	3,658,112
100,000	PepsiCo Inc.	5,934,290	5,496,000
120,000	The Procter & Gamble Co.	6,855,032	6,132,000

	TOTAL CONSUMER STAPLES	17,223,399	15,286,112

			Market
Shares		Cost	Value

	UTILITIES — 2.2%
150,000	EDP Renovaveis SA†	$1,517,858	$1,536,131
155,000	FPL Group Inc.	8,849,303	8,813,300
280,000	Iberdrola Renovables SA†	1,380,068	1,278,566

	TOTAL UTILITIES	11,747,229	11,627,997

	AUTO AND TRANSPORTATION — 0.6%
100,000	PACCAR Inc.	2,774,951	3,251,000

	TOTAL COMMON STOCKS	604,346,069	514,066,404

Principal
Amount
	U.S. GOVERNMENT OBLIGATIONS — 0.1%
$738,000	U.S. Treasury Bills, 0.167% to 0.172%††, 09/03/09 to 09/24/09
		737,730	737,748

	TOTAL INVESTMENTS — 99.9%	$605,083,799	514,804,152

	Other Assets and Liabilities (Net) — 0.1%		425,734

	NET ASSETS — 100.0%		$515,229,886

†	Non-income producing security.

††	Represents annualized yield at date of purchase.

ADR	American Depositary Receipt
See accompanying notes to financial statements.

The GAMCO Growth Fund
Statement of Assets and Liabilities
June 30, 2009 (Unaudited)

Assets:
Investments, at value (cost $605,083,799)	$514,804,152
Foreign currency, at value (cost $5)	5
Cash	540
Receivable for investments sold	1,848,701
Receivable for Fund shares sold	159,816
Dividends receivable	572,363
Prepaid expenses	36,938

Total Assets	517,422,515

Liabilities:
Payable for investments purchased	975,504
Payable for Fund shares redeemed	315,787
Payable for investment advisory fees	438,287
Payable for distribution fees	109,891
Payable for accounting fees	3,750
Payable for shareholder services fees	189,259
Other accrued expenses	160,151

Total Liabilities	2,192,629

Net Assets applicable to 22,092,306 shares outstanding	$515,229,886

Net Assets Consist of:
Paid-in capital, each class at $0.001 par value	$1,513,538,352
Accumulated net investment income	69,009
Accumulated net realized loss on investments and foreign currency transactions	(908,096,242)
Net unrealized depreciation on investments	(90,279,647)
Net unrealized depreciation on foreign currency translations	(1,586)

Net Assets	$515,229,886

Shares of Beneficial Interest:
Class AAA:
Net Asset Value, offering, and redemption price per share ($509,072,204 ÷ 21,825,684 shares outstanding; unlimited number of shares authorized)	$23.32

Class A:
Net Asset Value and redemption price per share ($985,224 ÷ 42,228 shares outstanding; unlimited number of shares authorized)	$23.33

Maximum offering price per share (NAV ÷ 0.9425, based on maximum sales charge of 5.75% of the offering price)	$24.75

Class B:
Net Asset Value and offering price per share ($216,108 ÷ 9,658 shares outstanding; unlimited number of shares authorized)	$22.38 (a)

Class C:
Net Asset Value and offering price per share ($1,478,325 ÷ 66,072 shares outstanding; unlimited number of shares authorized)	$22.37 (a)

Class I:
Net Asset Value, offering, and redemption price per share ($3,478,025 ÷ 148,664 shares outstanding; unlimited number of shares authorized)	$23.40

(a)	Redemption price varies based on the length of time held.
Statement of Operations
For the Six Months Ended June 30, 2009 (Unaudited)

Investment Income:
Dividends (net of foreign taxes of $61,923)	$3,755,706
Interest	2,258

Total Investment Income	3,757,964

Expenses:
Investment advisory fees	2,345,454
Distribution fees — Class AAA	579,661
Distribution fees — Class A	1,001
Distribution fees — Class B	957
Distribution fees — Class C	6,669
Shareholder services fees	404,835
Shareholder communications expenses	152,785
Custodian fees	46,626
Trustees’ fees	40,534
Legal and audit fees	34,061
Accounting fees	22,500
Registration expenses	20,688
Interest expense	319
Miscellaneous expenses	32,865

Total Expenses	3,688,955

Net Investment Income	69,009

Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency:
Net realized loss on investments	(65,342,486)
Net realized gain on foreign currency transactions	259

Net realized loss on investments and foreign currency transactions	(65,342,227)

Net change in unrealized appreciation/ depreciation on investments	149,124,613
Net change in unrealized appreciation/ depreciation on foreign currency translations	526

Net change in unrealized appreciation/ depreciation on investments and foreign currency translations	149,125,139

Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency	83,782,912

Net Increase in Net Assets Resulting from Operations	$83,851,921

See accompanying notes to financial statements.

The GAMCO Growth Fund
Statement of Changes in Net Assets

	Six Months Ended
	June 30, 2009	Year Ended
	(Unaudited)	December 31, 2008
Operations:
Net investment income/(loss)	$69,009	$(2,301,704)
Net realized loss on investments and foreign currency transactions	(65,342,227)	(17,921,581)
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	149,125,139	(394,048,663)

Net Increase/(Decrease) in Net Assets Resulting from Operations	83,851,921	(414,271,948)

Shares of Beneficial Interest Transactions:
Class AAA	(29,215,321)	(78,506,781)
Class A	110,100	612,577
Class C	(192,671)	1,486,759
Class I	92,207	4,144,903

Net Decrease in Net Assets from Shares of Beneficial Interest Transactions	(29,205,685)	(72,262,542)

Redemption Fees	1,011	1,943

Net Increase/(Decrease) in Net Assets	54,647,247	(486,532,547)
Net Assets:
Beginning of period	460,582,639	947,115,186

End of period (including undistributed net investment income of $69,009 and $0, respectively)	$515,229,886	$460,582,639

See accompanying notes to financial statements.

The GAMCO Growth Fund
Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each period:

										Ratios to Average Net Assets/
		Income from Investment Operations								Supplemental Data
			Net
	Net Asset	Net	Realized and	Total			Net Asset		Net Assets	Net
Period	Value,	Investment	Unrealized	from			Value,		End of	Investment				Portfolio
Ended	Beginning	Income	Gain (Loss) on	Investment	Redemption		End of	Total	Period	Income		Operating		Turnover
December 31	of Period	(Loss)(a)	Investments	Operations	Fees(a)		Period	Return†	(in 000’s)	(Loss)		Expenses		Rate††
Class AAA
2009(b)	$19.56	$0.00 (c)	$3.76	$3.76	$0.00	(c)	$23.32	19.2%	$509,072	0.03	%(d)	1.57	%(d)	31%
2008	36.17	(0.09)	(16.52)	(16.61)	0.00	(c)	19.56	(45.9)	455,357	(0.31)		1.40		93
2007	30.62	(0.16)	5.71	5.55	0.00	(c)	36.17	18.1	945,068	(0.49)		1.45		91
2006	28.81	(0.05)	1.86	1.81	0.00	(c)	30.62	6.3	956,811	(0.19)		1.44		57
2005	26.12	(0.13)	2.82	2.69	0.00	(c)	28.81	10.3	1,139,640	(0.48)		1.49		39
2004	24.95	(0.11)	1.28	1.17	0.00	(c)	26.12	4.7	1,447,655	(0.46)		1.53		31
Class A
2009(b)	$19.57	$0.01	$3.75	$3.76	$0.00	(c)	$23.33	19.2%	$985	0.05	%(d)	1.57	%(d)	31%
2008	36.18	(0.08)	(16.53)	(16.61)	0.00	(c)	19.57	(45.9)	737	(0.29)		1.40		93
2007	30.63	(0.08)	5.63	5.55	0.00	(c)	36.18	18.1	707	(0.23)		1.45		91
2006	28.82	(0.06)	1.87	1.81	0.00	(c)	30.63	6.3	276	(0.19)		1.44		57
2005	26.13	(0.12)	2.81	2.69	0.00	(c)	28.82	10.3	274	(0.43)		1.47		39
2004 (e)	24.95	(0.02)	1.20	1.18	0.00	(c)	26.13	4.7	73	(0.09)		1.60		31
Class B
2009(b)	$18.84	$(0.07)	$3.61	$3.54	$0.00	(c)	$22.38	18.8%	$216	(0.72	)%(d)	2.32	%(d)	31%
2008	35.10	(0.30)	(15.96)	(16.26)	0.00	(c)	18.84	(46.3)	182	(1.06)		2.15		93
2007	29.93	(0.40)	5.57	5.17	0.00	(c)	35.10	17.2	339	(1.23)		2.20		91
2006	28.38	(0.27)	1.82	1.55	0.00	(c)	29.93	5.5	289	(0.94)		2.19		57
2005	25.93	(0.32)	2.77	2.45	0.00	(c)	28.38	9.5	274	(1.22)		2.24		39
2004(e)	24.95	(0.28)	1.26	0.98	0.00	(c)	25.93	3.9	250	(1.12)		2.30		31
Class C
2009(b)	$18.84	$(0.07)	$3.60	$3.53	$0.00	(c)	$22.37	18.7%	$1,479	(0.73	)%(d)	2.32	%(d)	31%
2008	35.10	(0.28)	(15.98)	(16.26)	0.00	(c)	18.84	(46.3)	1,467	(1.05)		2.15		93
2007	29.93	(0.40)	5.57	5.17	0.00	(c)	35.10	17.2	1,001	(1.23)		2.20		91
2006	28.38	(0.27)	1.82	1.55	0.00	(c)	29.93	5.5	401	(0.95)		2.19		57
2005	25.93	(0.32)	2.77	2.45	0.00	(c)	28.38	9.5	553	(1.21)		2.23		39
2004(e)	24.95	(0.21)	1.19	0.98	0.00	(c)	25.93	3.9	226	(0.88)		2.37		31
Class I
2009(b)	$19.60	$0.03	$3.77	$3.80	$0.00	(c)	$23.40	19.4%	$3,478	0.29	%(d)	1.32	%(d)	31%
2008(f)	33.70	0.00 (c)	(14.10)	(14.10)	0.00	(c)	19.60	(41.8)	2,840	0.00	(d)(g)	1.15	(d)	93

†	Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of distributions and does not reflect applicable sales charges. Total return for a period of less than one year is not annualized.

††	Effective in 2008, a change in accounting policy was adopted with regard to the calculation of the portfolio turnover rate to include cash proceeds due to mergers. Had this policy been adopted retroactively, the portfolio turnover rate for the years ended December 31, 2007, 2006, 2005, and 2004 would have been as shown.

(a)	Per share amounts have been calculated using the average shares outstanding method.

(b)	For the six months ended June 30, 2009, unaudited.

(c)	Amount represents less than $0.005 per share.

(d)	Annualized.

(e)	Class A, Class B, and Class C Shares were initially offered on December 31, 2003.

(f)	From the commencement of offering Class I Shares on January 11, 2008 through December 31, 2008.

(g)	Amount represents less than 0.005%.
See accompanying notes to financial statements.

The GAMCO Growth Fund
Notes to Financial Statements (Unaudited)

1. Organization. The GAMCO Growth Fund (the “Fund”) was organized on October 24, 1986 as a Massachusetts business trust. The Fund is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary objective is capital appreciation. The Fund commenced investment operations on April 10, 1987.
2. Significant Accounting Policies. The preparation of financial statements in accordance with United States (“U.S.”) generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).
Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.
Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value ADR securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.
Statement of Financial Accounting Standard No. 157, “Fair Value Measurements” (“SFAS 157”) clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value, and requires additional disclosures about the use of fair value measurements. The three levels of the fair value hierarchy under SFAS 157 are described below:
•	Level 1 — quoted prices in active markets for identical securities;

The GAMCO Growth Fund
Notes to Financial Statements (Continued) (Unaudited)

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 — significant unobservable inputs (including the Fund’s determinations as to the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments by inputs used to value the Fund’s investments as of June 30, 2009 is as follows:

Investments in Securities
(Market Value)
Valuation Inputs	Assets
Level 1 — Quoted Prices*	$514,066,404
Level 2 — Other Significant Observable Inputs**	737,748

Total	$514,804,152

*	The industry classifications are detailed in the Schedule of Investments.

**	The Level 2 securities represent U.S. Government Obligations as detailed in the Schedule of Investments.
There were no Level 3 investments held at December 31, 2008 or June 30, 2009.
Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the ability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.
Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on the accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the exdividend date except for certain dividends which are recorded as soon as the Fund is informed of the dividend.
Determination of Net Asset Value and Calculation of Expenses. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each fund’s average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.
In calculating NAV per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.

The GAMCO Growth Fund
Notes to Financial Statements (Continued) (Unaudited)

Custodian Fee Credits and Interest Expense. When cash balances are maintained in the custody account, the Fund receives credits which are used to offset custodian fees. The gross expenses paid under the custody arrangement are included in custodian fees in the Statement of Operations with the corresponding expense offset, if any, shown as “custodian fee credits.” When cash balances are overdrawn, the Fund is charged an overdraft fee equal to 2.00% above the federal funds rate on outstanding balances. This amount, if any, would be included in “interest expense” in the Statement of Operations.
Distributions to Shareholders. Distributions to shareholders if any are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund and timing differences. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund.
No distributions were made during the year ended December 31, 2008.
Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.
At December 31, 2008, the Fund had net capital loss carryforwards for federal income tax purposes of $839,592,069, which are available to reduce future required distributions of net capital gains to shareholders. $469,914,764 is available through 2010; $350,050,494 is available through 2011; $1,141,675 is available through 2012; and $18,485,136 is available through 2016.
The following summarizes the tax cost of investments and the related unrealized appreciation/depreciation at June 30, 2009:

		Gross	Gross
		Unrealized	Unrealized	Net Unrealized
	Cost	Appreciation	Depreciation	Depreciation
Investments	$613,922,315	$22,872,475	$(121,990,638)	$(99,118,163)
Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (current and prior three tax years) and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.
3. Investment Advisory Agreement and Other Transactions. The Fund has an investment advisory agreement (the “Advisory Agreement”) with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s

The GAMCO Growth Fund
Notes to Financial Statements (Continued) (Unaudited)

portfolio, oversees the administration of all aspects of the Fund’s business and affairs, and pays the compensation of all Officers and Trustees of the Fund who are affiliated persons of the Adviser.
The Fund pays each Trustee who is not considered to be an affiliated person an annual retainer of $6,000 plus $1,000 for each Board meeting attended. Each Trustee is reimbursed by the Fund for any out of pocket expenses incurred in attending meetings. All Board committee members receive $500 per meeting attended and the Chairman of the Audit Committee, Proxy Voting Committee, and the Lead Trustee each receive an annual fee of $1,000. A Trustee may receive a single meeting fee, allocated among the participating funds, for participation in certain meetings held on behalf of multiple funds. Trustees who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Fund.
4. Distribution Plan. The Fund’s Board has adopted a distribution plan (the “Plan”) for each class of shares, except for Class I Shares, pursuant to Rule 12b-1 under the 1940 Act. Gabelli & Company, Inc. (“Gabelli & Company”), an affiliate of the Adviser, serves as distributor of the Fund. Under the Class AAA, Class A, Class B, and Class C Share Plans, payments are authorized to Gabelli & Company at annual rates of 0.25%, 0.25%, 1.00%, and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.
5. Portfolio Securities. Purchases and sales of securities for the six months ended June 30, 2009, other than short-term securities and U.S. Government obligations, aggregated $143,247,328 and $170,726,903, respectively.
Sales of U.S. Government obligations for the six months ended June 30, 2009, other than short-term obligations, aggregated $684,409.
6. Transactions with Affiliates. During the six months ended June 30, 2009, the Fund paid brokerage commissions on security trades of $9,940 to Gabelli & Company. Additionally, Gabelli & Company informed the Fund that it retained $1,967 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of Fund shares.
The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement between the Fund and the Adviser. During the six months ended June 30, 2009, the Fund paid or accrued $22,500 to the Adviser in connection with the cost of computing the Fund’s NAV.
7. Line of Credit. The Fund participates in an unsecured line of credit of up to $75,000,000 under which it may borrow up to 10% of its net assets from the custodian for temporary borrowing purposes. Borrowings under this arrangement bear interest at the higher of the sum of the overnight LIBOR plus 100 basis points or the sum of Fed Funds plus 100 basis points at the time of borrowing. This amount, if any, would be included in “interest expense” in the Statement of Operations. At June 30, 2009, there were no borrowings under the line of credit.
The average daily amount of borrowings outstanding under the line of credit during the six months ended June 30, 2009 was $19,125 with a weighted average interest rate of 1.22%. The maximum amount borrowed at any time during the six months ended June 30, 2009 was $663,000.
8. Shares of Beneficial Interest. The Fund offers five classes of shares — Class AAA Shares, Class A Shares, Class B Shares, Class C Shares, and Class I Shares. Class AAA Shares are offered without a sales charge only to investors who acquire them directly from Gabelli & Company, or through selected broker/dealers, or the transfer agent. Class I Shares are offered to foundations, endowments, institutions, and employee benefit plans

The GAMCO Growth Fund
Notes to Financial Statements (Continued) (Unaudited)

without a sales charge. Class A Shares are subject to a maximum front-end sales charge of 5.75%. Class B Shares are subject to a contingent deferred sales charge (“CDSC”) upon redemption within six years of purchase and automatically convert to Class A Shares approximately eight years after the original purchase. The applicable CDSC is equal to a declining percentage of the lesser of the NAV per share at the date of the original purchase or at the date of redemption, based on the length of time held. Class C Shares are subject to a 1.00% CDSC for one year after purchase. Class B Shares are available only through exchange of Class B Shares of other funds distributed by Gabelli & Company. Class I Shares were first issued on January 11, 2008.
The Fund imposes a redemption fee of 2.00% on all classes of shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund. The redemption fees retained by the Fund during the six months ended June 30, 2009 and the year ended December 31, 2008, amounted to $1,011 and $1,943, respectively.
The redemption fee does not apply to redemptions of shares where (i) the shares were purchased through automatic reinvestment of distributions, (ii) the redemption was initiated by the Fund, (iii) the shares were purchased through programs that collect the redemption fee at the program level and remit them to the Fund, or (iv) the shares were purchased through programs that the Adviser determines to have appropriate anti-short-term trading policies in place or as to which the Adviser has received assurances that look-through redemption fee procedures or effective anti-short-term trading policies and procedures are in place.
Transactions in shares of beneficial interest were as follows:

	Six Months Ended
	June 30, 2009		Year Ended
	(Unaudited)		December 31, 2008
	Shares	Amount	Shares	Amount
	Class AAA		Class AAA

Shares sold	325,133	$6,513,221	1,875,009	$53,412,799
Shares redeemed	(1,779,646)	(35,728,542)	(4,723,631)	(131,919,580)

Net decrease	(1,454,513)	$(29,215,321)	(2,848,622)	$(78,506,781)

	Class A		Class A

Shares sold	11,291	$255,763	28,643	$874,485
Shares redeemed	(6,725)	(145,663)	(10,520)	(261,908)

Net increase	4,566	$110,100	18,123	$612,577

	Class C		Class C

Shares sold	5,725	$127,481	68,214	$1,974,053
Shares redeemed	(17,534)	(320,152)	(18,871)	(487,294)

Net increase/(decrease)	(11,809)	$(192,671)	49,343	$1,486,759

	Class I		Class I*

Share sold	26,257	$534,801	165,715	$4,613,871
Shares redeemed	(22,502)	(442,594)	(20,806)	(468,968)

Net increase	3,755	$92,207	144,909	$4,144,903

*	From the commencement of offering Class I Shares on January 11, 2008.

The GAMCO Growth Fund
Notes to Financial Statements (Continued) (Unaudited)

9. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
10. Other Matters. On April 24, 2008, the Adviser entered into an administrative settlement with the SEC to resolve the SEC’s inquiry regarding prior frequent trading activity in shares of the GAMCO Global Growth Fund (the “Global Growth Fund”) by one investor who was banned from the Global Growth Fund in August 2002. In the settlement, the SEC found that the Adviser had violated Section 206(2) of the Investment Advisers Act, Section 17(d) of the 1940 Act, and Rule 17d-1 thereunder, and had aided and abetted and caused violations of Section 12(d)(1)(B)(i) of the 1940 Act. Under the terms of the settlement, the Adviser, while neither admitting nor denying the SEC’s findings and allegations, agreed, among other things, to pay the previously reserved total of $16 million (including a $5 million penalty), of which at least $11 million will be distributed to shareholders of the Global Growth Fund in accordance with a plan being developed by an independent distribution consultant and approved by the independent directors of the Global Growth Fund and the staff of the SEC, and to cease and desist from future violations of the above referenced federal securities laws. The settlement will not have a material adverse impact on the Adviser or its ability to fulfill its obligations under the Advisory Agreement. On the same day, the SEC filed a civil action against the Executive Vice President and Chief Operating Officer of the Adviser, alleging violations of certain federal securities laws arising from the same matter. The officer is also an officer of the Global Growth Fund and other funds in the Gabelli/GAMCO fund complex including the Fund. The officer denies the allegations and is continuing in his positions with the Adviser and the funds. The Adviser currently expects that any resolution of the action against the officer will not have a material adverse impact on the Fund or the Adviser or its ability to fulfill its obligations under the Advisory Agreement.
11. Subsequent Events. Management has evaluated the impact of all subsequent events on the Fund through August 25, 2009, the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

The GAMCO Growth Fund
Board Consideration and Re-Approval of Investment Advisory Agreement (Unaudited)
At its meeting on February 25, 2009, the Board of Trustees (“Board”) of the Fund approved the continuation of the investment advisory agreement with the Adviser for the Fund on the basis of the recommendation by the trustees who are not “interested persons” of the Fund (the “Independent Board Members”). The following paragraphs summarize the material information and factors considered by the Independent Board Members as well as their conclusions relative to such factors.
Nature, Extent and Quality of Services. The Independent Board Members considered information regarding the portfolio manager, the depth of the analyst pool available to the Adviser and the portfolio manager, the scope of administrative, shareholder, and other services supervised or provided by the Adviser, and the absence of significant service problems reported to the Board. The Independent Board Members noted the experience, length of service, and reputation of the portfolio manager.
Investment Performance. The Independent Board Members reviewed the short, medium, and long-term performance of the Fund against a peer group of large cap growth funds chosen by Lipper as being comparable. The Independent Board Members noted that the Fund’s performance was in the lowest one-third of the funds in its category for the one, three, and five year periods.
Profitability. The Independent Board Members reviewed summary data regarding the profitability of the Fund to the Adviser both with an administrative overhead charge and without such a charge. The Independent Board Members also noted that a small portion of the Fund’s portfolio transactions were executed by an affiliated broker and that the affiliated broker received distribution fees and minor amounts of sales commissions.
Economies of Scale. The Independent Board Members discussed the major elements of the Adviser’s cost structure and the relationship of those elements to potential economies of scale.
Sharing of Economies of Scale. The Independent Board Members noted that the investment advisory fee schedule for the Fund does not take into account any potential economies of scale that may develop.
Service and Cost Comparisons. The Independent Board Members compared the expense ratios of the investment advisory fee, other expenses, and total expenses of the Fund with similar expense ratios of the peer group of large-cap growth funds and noted that the advisory fee includes substantially all administrative services of the Fund as well as investment advisory services of the Adviser. The Independent Board Members noted that the Fund’s expense ratios and the Fund’s size were above average within this group. The Independent Board Members also noted that the advisory fee structure was the same as that in effect for most of the Gabelli funds. The Independent Board Members were presented with, but did not consider to be material to their decision, various information comparing the advisory fee with the fee for other types of accounts managed by affiliates of the Adviser.
Conclusions. The Independent Board Members concluded that the Fund enjoyed highly experienced portfolio management services, good ancillary services, and a below average performance record. The Independent Board Members also concluded that the Fund’s expense ratios and the profitability to the Adviser of managing the Fund were reasonable in light of the Fund’s performance and that economies of scale were not a significant factor in their thinking at this time. The Independent Board Members did not view the potential profitability of ancillary services as material to their decision. On the basis of the foregoing and without assigning particular weight to any single conclusion, the Independent Board Members determined to recommend continuation of the investment advisory agreement to the full Board.

GAMCO
The
GAMCO Growth Fund
SEMI ANNUAL REPORT
JUNE 30, 2009
The GAMCO Growth Fund
One Corporate Center
Rye, New York 10580-1422
800-GABELLI
800-422-3554
fax: 914-921-5118
website: www.gabelli.com
e-mail: info@gabelli.com
Net Asset Value per share available daily by calling
800-GABELLI after 7:00 P.M.
Board of Trustees
Mario J. Gabelli, CFA
Chairman and Chief
Executive Officer
GAMCO Investors, Inc.
Anthony J. Colavita
President
Anthony J. Colavita, P.C.
James P. Conn
Former Chief Investment Officer
Financial Security Assurance
Holdings Ltd.
Dugald A. Fletcher
President
Fletcher & Company, Inc.
John D. Gabelli
Senior Vice President
Gabelli & Company, Inc.
Robert J. Morrissey
Attorney-at-Law
Morrissey, Hawkins & Lynch
Anthony R. Pustorino
Certified Public Accountant,
Professor Emeritus
Pace University
Anthony Torna
Maxim Group LLC
Anthonie C. van Ekris
Chairman
BALMAC International, Inc.
Salvatore J. Zizza
Chairman
Zizza & Co., Ltd.
Officers and Portfolio Manager
Bruce N. Alpert
President and Secretary
Agnes Mullady
Treasure
Howard F. Ward, CFA
Portfolio Manager
Peter D. Goldstein
Chief Compliance Officer
Distributor
Gabelli & Company, Inc.
Custodian, Transfer Agent, and Dividend Agent
State Street Bank and Trust Company
Legal Counsel
Skadden, Arps, Slate, Meagher & Flom LLP

This report is submitted for the general information of the shareholders of The GAMCO Growth Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB406Q209SR

Item 2. Code of Ethics.
Not applicable.
Item 3. Audit Committee Financial Expert.
Not applicable.
Item 4. Principal Accountant Fees and Services.
Not applicable.
Item 5. Audit Committee of Listed registrants.
Not applicable.
Item 6. Investments.
(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s Board of Trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.
Item 11. Controls and Procedures.
(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	The GAMCO Growth Fund

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date 9/1/09
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date 9/1/09

By (Signature and Title)*	/s/ Agnes Mullady
Agnes Mullady, Principal Financial Officer and Treasurer

Date 9/1/09

*	Print the name and title of each signing officer under his or her signature.